UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2013

California High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.9%
CALIFORNIA — 93.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	1,964,560
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,839,734
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,593,237
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	770,880
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,428,461
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,208,360
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,175,680
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,063,050
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,682,378
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.30%, 12/5/13	1,000,000	994,680
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 12/5/13	1,450,000	1,437,921
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.15%, 12/5/13	2,500,000	2,512,950
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	9,147,190
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,010,340
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,884,487
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,344,978
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	857,411
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,920,120
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,702,727
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,094,636
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	429,400
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	907,030
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	872,751
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	675,070
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,108,995

California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	2,000,000	2,346,440
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	1,899,352
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,110,080
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	2,250,000	2,592,652
California GO, 5.25%, 2/1/30	5,000,000	5,377,600
California GO, 6.00%, 4/1/38	5,000,000	5,679,200
California GO, 5.00%, 2/1/43	5,650,000	5,757,858
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.04%, 12/2/13 (LOC: Citibank N.A.)	1,800,000	1,800,000
California GO, Series 2012 B, VRN, 0.95%, 12/5/13	2,000,000	2,021,460
California GO, Series 2012 B, VRN, 1.05%, 12/5/13	800,000	810,664
California GO, Series 2012 B, VRN, 1.20%, 12/5/13	960,000	976,714
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	4,758,198
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	1,992,680
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(2)	1,500,000	1,770,765
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,144,500
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,635,228
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,342,540
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,156,672
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,024,100
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	1,903,067
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,441,750
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,118,828
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	450,732
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,440,450
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 12/2/13	1,000,000	996,950
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,406,420
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,877,880
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,029,160
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.03%, 12/2/13	5,600,000	5,600,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.09%, 12/5/13 (LOC: Pacific Capital Bank N.A. and FHLB)	2,060,000	2,060,000

California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,698,748
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,423,711
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	3,165,000	2,815,299
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	11,300,000	11,300,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	1,295,000	1,338,240
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,181,620
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,409,312
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,088,620
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,005,479
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,634,850
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	5,486,805
California State Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,353,548
California State University Systemwide Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,236,550
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,072,810
California Statewide Communities Development Authority Rev., (Chevron USA Inc. Project), VRDN, 0.03%, 12/2/13	1,300,000	1,300,000
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,298,025
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,344,240
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,312,025
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,707,200
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,101,430
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,068,920
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,656,732
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	6,490,400
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	9,000,000	8,925,300
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,062,132
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,225,880
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,112,140

Chula Vista Municipal Financing Authority Special Tax Rev., Series 2013, (Refunding Bonds), 5.00%, 9/1/34	2,000,000	1,971,900
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	701,015
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	348,401
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.04%, 12/2/13 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	6,400,000	6,400,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	762,006
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	639,348
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,137,970
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,075,297
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost $250,000)(3)	250,000	282,498
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	766,418
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,130,861
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,162,640
El Camino Community College District GO, Capital Appreciation, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(1)	10,000,000	3,605,400
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,500,600
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,422,167
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,387,160
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75%, 1/15/40	6,000,000	5,967,420
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	5,000,000	5,038,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A2, 5.30%, 6/1/37	3,000,000	2,207,820
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	5,000,000	4,185,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	7,000,000	4,839,100
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	8,000,000	6,097,040
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,552,785
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,566,600
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,241,807
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,643,380
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	2,838,630
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	1,866,260

Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,696,770
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	4,565,900
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,662,475
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,443,600
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,229,614
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	482,125
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,104,495
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,277,536
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.04%, 12/2/13 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	553,625
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	1,710,000	1,710,000
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,222,320
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	236,363
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	902,810
Kern High School District GO, 5.00%, 8/1/25	1,145,000	1,273,091
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,172,284
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,254,438
Liberty Union High School District GO, 5.00%, 8/1/29	1,000,000	1,078,700
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,189,940
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	1,300,000	706,407
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,174,280
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,215,000	1,220,990
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,142,930
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,049,860
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	3,808,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 A, 5.00%, 7/1/43	2,000,000	2,087,900
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	1,430,000	1,492,848
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	368,365

Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,628,835
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	3,919,975
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,221,190
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,700,000	2,084,200
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	715,000	722,186
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,254,190
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,235,740
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,267,160
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,906,272
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,732,849
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,149,874
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	2,451,600
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	4,886,650
Oakland Unified School District Alameda County GO, (Election of 2012), 6.625%, 8/1/38	770,000	822,560
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,676,675
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,182,400
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,500,385
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,178,050
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,399,530
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,549,712
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,067,504
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,005,480
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	2,819,740
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,979,024
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,019,499
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,174,454
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,482,116
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,870,000	4,217,255
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2013 B, 5.00%, 9/1/42	2,740,000	2,650,539
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/33	1,000,000	1,001,330
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	589,548

Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,466,908
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,019,360
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,040,000	1,001,083
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,530,000	2,352,242
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	2,669,700
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,350,898
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	860,080
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	502,175
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	729,650
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,817,280
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	990,030
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,953,200
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3) 5.00%, 9/1/43	2,640,000	2,521,860
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,624,726
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	945,628
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,460,800
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	660,188
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,046,650
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,301,378
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,208,450
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,225,066
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/14, Prerefunded at 100% of Par (NATL-RE)(5)	1,975,000	1,999,549
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	340,833
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	500,000	561,945
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	556,765
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,522,650
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,618,590
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,005,320
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,168,120
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,336,570

San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	819,120
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	1,000,000	1,060,850
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,419,550
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	5,634,383
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,190,620
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,122,490
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,332,712
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	1,600,527
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	64,371
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	5,412,000
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	91,272
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,664,707
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/32	1,000,000	980,840
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/36	875,000	830,489
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	517,490
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	2,779,800
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	813,496
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,301,290
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	667,635
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,252,200
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Prerefunded at 103% of Par(5)	465,000	476,025
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,500,000	1,465,275
Solana Beach School District Special Tax Rev., (Public Financing Authority), 5.00%, 9/1/42	3,075,000	3,010,456
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(1)	2,400,000	2,395,560
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,236,113
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	3,634,615
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	884,376

Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	799,320
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	1,876,805
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(1)	5,500,000	778,250
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,502,015
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,013,590
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	1,924,345
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,498,655
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A1, 5.50%, 6/1/45	2,000,000	1,443,520
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	2,250,000	1,640,677
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40	2,000,000	2,018,680
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,861,009
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,272,471
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,287,994
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,261,380
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	2,925,896
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	4,979,071
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,308,086
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,025,990
Tustin Unified School District Rev., (Community Facilities District No. 07-1), VRDN, 0.05%, 12/2/13 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,039,560
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,546,815
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,750,315
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,000,180
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,224,300
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,488,875
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,520,674
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,776,112
West Contra Costa Unified School District GO, 5.00%, 8/1/32	665,000	689,100
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,439,004
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,276,606

Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	862,935

		594,030,229

GUAM — 1.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	997,740
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	7,576,606
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	824,254

		9,398,600

PUERTO RICO — 3.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	3,648,250
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	325,746
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,714,880
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	1,863,500
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,595,460
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	926,950
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,900,000	1,373,282
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	4,000,000	2,894,320
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42 (LOC: Commonwealth of Puerto Rico)	5,000,000	3,455,050

		19,797,438

U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,173,280
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,511,880

		3,685,160

TOTAL INVESTMENT SECURITIES — 98.9% (Cost $632,465,051)		626,911,427

OTHER ASSETS AND LIABILITIES — 1.1%		6,905,440

TOTAL NET ASSETS — 100.0%		$633,816,867

FUTURES CONTRACTS

Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
42 U.S. Treasury Long Bonds	March 2014	5,491,500	2,527

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $123,954.

(3)

Security has not been registered with the Securities and Exchange Commission and may be subject to resale, redemption or transferability restrictions (not including a security purchased pursuant to Rule 144A under the Securities Act of 1933). The aggregate value of these securities at the period end was $282,498, which represented less than 0.05% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$632,465,051
Gross tax appreciation of investments	$17,034,272
Gross tax depreciation of investments	(22,587,896)
Net tax appreciation (depreciation) of investments	$(5,553,624)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

November 30, 2013

California Intermediate-Term Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
CALIFORNIA — 97.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.12%, 12/2/13 (LOC: Bank of America N.A.)	2,195,000	2,195,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	293,616
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	290,218
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,120,740
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	567,230
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	2,819,450
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	2,699,820
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,259,340
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,721,700
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	762,972
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,392,660
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,592,704
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.30%, 12/5/13	5,000,000	4,973,400
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 12/5/13	1,450,000	1,437,921
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,290,140
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	5,000,000	5,213,300
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.15%, 12/5/13	2,500,000	2,512,950
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,635,750
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,720,425
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	3,967,425
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	7,907,811
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	5,668,007
Bay Area Water Supply & Conservation Agency Rev., Series 2013 A, 5.00%, 10/1/26	5,000,000	5,651,350
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,074,842

California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	3,230,000	3,590,856
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,803,100
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,139,930
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,414,713
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,068,360
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,558,600
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,505,597
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,530,790
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,303,750
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,534,660
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	20,894,040
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,671,196
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,273,440
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,223,440
California Department of Water Resources Power Supply Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20	9,665,000	11,668,941
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	16,981,239
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,012,535
California Economic Recovery GO, Series 2004 C4, VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	8,460,000	8,715,154
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,163,945
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	3,986,719
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,252,930
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	4,505,000	5,360,815
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	5,000,000	5,883,450
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,198,200
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	5,000,000	5,141,000
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	76,350
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	975,000	977,174
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,518,438
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,345,944

California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	857,580
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	581,310
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	803,740
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,218,260
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,072,600
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,383,752
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,099,004
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,412,379
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.85%, 12/5/13	3,675,000	3,680,917
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,334,017
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,129,250
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(2)(3)	4,000,000	4,033,600
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,043,100
California GO, 4.00%, 10/1/14	3,000,000	3,096,540
California GO, 5.00%, 9/1/15	9,115,000	9,869,175
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,782,790
California GO, 5.50%, 4/1/18	2,535,000	3,008,158
California GO, 5.00%, 8/1/18	2,260,000	2,543,924
California GO, 5.00%, 9/1/18	1,000,000	1,174,600
California GO, 5.00%, 9/1/19	7,645,000	9,017,813
California GO, 5.00%, 3/1/20	1,690,000	1,894,929
California GO, 5.00%, 8/1/20	5,000,000	5,613,100
California GO, 5.25%, 10/1/20	5,000,000	5,834,850
California GO, 5.00%, 3/1/22	5,000,000	5,418,550
California GO, 5.00%, 9/1/22	2,000,000	2,328,200
California GO, 5.50%, 4/1/24	4,600,000	5,267,000
California GO, 5.00%, 8/1/24	1,260,000	1,404,875
California GO, 5.00%, 2/1/27	14,000,000	15,309,840
California GO, 5.00%, 2/1/28	5,795,000	6,282,302
California GO, 5.75%, 4/1/28	5,000,000	5,655,000
California GO, 5.00%, 10/1/29	7,000,000	7,421,820
California GO, 5.75%, 4/1/31	5,000,000	5,574,200
California GO, 5.00%, 11/1/32	1,890,000	1,978,187
California GO, 6.50%, 4/1/33	5,000,000	5,944,050
California GO, 6.00%, 4/1/38	3,000,000	3,407,520
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.04%, 12/2/13 (LOC: Citibank N.A.)	1,000,000	1,000,000
California GO, Series 2012 B, VRN, 0.95%, 12/5/13	2,000,000	2,021,460
California GO, Series 2012 B, VRN, 1.05%, 12/5/13	800,000	810,664
California GO, Series 2012 B, VRN, 1.20%, 12/5/13	960,000	976,714
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,171,090

California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	862,214
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,592,832
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,528,605
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,617,966
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,172,710
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,860,262
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,241,954
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,528,605
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	519,955
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	50,167
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,839,940
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,384,281
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	485,000	515,822
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,443,880
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,589,200
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,653,120
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,109,270
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,172,800
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.04%, 12/2/13 (LOC: U.S. Bank N.A.)	1,600,000	1,600,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,145,040
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,533,923
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,890,306
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	976,700
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	901,463
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	2,000,000	1,920,600
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.11%, 12/5/13 (LOC: Rabobank Nederland N.V.)	1,555,000	1,555,000

California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	895,000	898,303
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,092,500
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,218,907
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,042,314
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.35%, 12/5/13	7,500,000	7,497,825
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 12/2/13	3,000,000	2,990,850
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,114,330
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.03%, 12/2/13	1,600,000	1,600,000
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,194,140
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,198,643
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,051,760
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.03%, 12/2/13 (GA: Chevron Corp.)	6,400,000	6,400,000
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	661,453
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,888,392
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,523,420
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,437,245
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,090,810
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	24,600,000	24,600,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	15,400,000	15,400,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/14	1,800,000	1,843,830
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,551,007
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,682,550
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,760,608
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,434,228
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,169,800

California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)	3,700,000	4,480,996
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,249,920
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,439,380
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,387,448
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,239,080
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	1,961,820
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	4,563,135
California State Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects) 6.375%, 11/1/34	2,500,000	2,871,025
California State Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,403,624
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,497,037
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,706,550
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	836,363
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	927,079
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	592,497
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,515,296
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Campus), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	1,400,000	1,400,000
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,215,420
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,572,041
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/14, Partially Prerefunded at 100% of Par (AGM)(2)	440,000	441,562
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,655,000	1,776,196
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	973,260
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)	1,000,000	1,106,260
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	2,530,000	2,535,035
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,346,988
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,695,644
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	8,330,280

Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,089,710
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,363,047
Chaffey Joint Union High School District GO, Series 2013 A, (Election 2012), 5.00%, 8/1/30	3,125,000	3,357,875
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,216,848
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	927,546
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	959,271
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,517,334
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.04%, 12/2/13 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	2,000,000	2,000,000
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	3,794,067
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	2,930,000	3,073,775
East Bay Municipal Utility District Rev., Series 2008 C, VRDN 0.04%, 12/4/13 (SPA: Bank of New York Mellon)	5,500,000	5,500,000
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,254,050
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,566,041
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,638,674
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,126,540
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	613,572
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	645,312
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	655,086
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75%, 1/15/40	4,290,000	4,266,705
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.80%, 1/15/20	2,000,000	2,021,420
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.85%, 1/15/23	3,000,000	3,015,810
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/24(1)	3,000,000	1,589,670
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/25(1)	8,000,000	3,960,080
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/26	1,995,000	2,011,279
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	1,500,000	1,511,550
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/32(1)	5,000,000	1,482,500
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	6,660,600
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,241,092
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	2,849,670

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,365,000	1,142,642
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,137,330
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	2,000,000	2,070,380
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,693,956
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,246,320
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	772,120
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	765,042
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	845,333
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,442,474
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.04%, 12/2/13 (LOC: Bank of America N.A.)	10,160,000	10,160,000
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	1,290,000	1,290,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	622,320
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	769,943
Kern High School District GO, 5.00%, 8/1/26	1,900,000	2,068,435
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,184,552
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(4)	2,100,000	1,141,119
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,173,326
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,614,628
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,101,520
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,378,863
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,149,380
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,234,428
Los Angeles County Metropolitan Transportation Authority Rev., Series 2013 A, (Proposition A) 5.00%, 7/1/21	7,470,000	8,970,947
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,065,360
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,526,680
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	876,848
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,074,790
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,424,712
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	3,819,956

Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	411,524
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,092,900
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	925,213
Los Angeles Department of Water & Power Rev., Series 2012 A, (Power System), 5.00%, 7/1/26	1,000,000	1,122,660
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,517,987
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,254,617
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,291,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,728,090
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,386,516
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,278,190
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,789,199
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,230,000	1,370,970
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,252,720
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,093,560
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,350,520
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,426,360
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,119,040
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	3,023,494
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	5,874,249
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,569,220
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,372,698
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,028,540
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.20%, 12/5/13	2,000,000	1,997,880
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.20%, 12/5/13	2,000,000	1,997,880
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.40%, 12/5/13	13,755,000	13,756,651
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,917,850
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,132,540
Mountain View COP, (Capital Projects), 5.25%, 8/1/18	1,485,000	1,491,192
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,111,690
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,316,124
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,112,635
Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18(2)	1,505,000	1,787,323

Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,277,590
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,534,245
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,114,100
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,307,240
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,726,539
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,294,503
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,758,725
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	1,916,075
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,160,720
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,058,110
Oakland Unified School District Alameda County GO, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,506,247
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	795,998
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,182,400
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,406,457
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,597,471
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,311,298
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,073,960
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	287,756
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	215,676
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,025,907
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,134,690
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,352,640
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,430,733
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,371,438
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,029,160
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,077,451
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,315,882
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,393,100
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,502,464
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,433,449
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,745,049
Port of Oakland Rev., Series 2012 Q, (Senior Lien), 2.00%, 5/1/14	1,100,000	1,108,998
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,711,375
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,240,978
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,283,072

Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	556,222
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,590,680
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,046,720
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	857,490
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,414,582
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,521,503
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,004,750
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	52,001
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,272,974
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,478,565
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	990,885
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,435,258
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	1,640,000	1,440,232
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,377,280
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,686,050
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,151,330
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,106,790
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,093,720
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,088,490
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,208,670
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.71%, 12/2/13 (NATL-RE/FGIC)	2,500,000	1,898,675
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,654,212
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,486,780
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,707,180
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,621,800
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	865,645
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	470,796
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,088,820
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	281,893
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	413,795
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	360,699

San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	12,045,000	14,892,920
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	7,882,726
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,337,920
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,312,308
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,299,160
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,363,825
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,267,312
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,495,549
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,257,320
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	760,470
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	337,335
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	450,572
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,119,446
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	3,099,227
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,137,260
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,188,318
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,256,101
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,386,700
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,305,280
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	3,936,180
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	284,965
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	819,120
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/32(4)	5,000,000	1,682,400
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	579,730
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	572,370
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,132,230
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,869,100
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,338,380
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,707,940
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,025,875
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,769,910
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/29	6,270,000	6,631,904
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,482,441

San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,380,638
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,768,570
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,239,989
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,431,001
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	5,986,900
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,062,253
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.08%, 12/5/13 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	441,781
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	472,182
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	504,423
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	539,373
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	579,406
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	583,325
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	974,140
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/25(1)(2)	3,290,000	2,301,125
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	1,400,000	932,484
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,144,551
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	719,401
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)	7,090,000	7,060,364
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,121,380
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	2,750,000	2,757,315
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,259,226
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,051,490
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,765,480
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,226

Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,781,588
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	614,814
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	653,322
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	4,414,060
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	970,000	1,010,527
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,491,944
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,220,823
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,217,860
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,055,266
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.88%, 12/5/13	4,140,000	4,142,732
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	51,616
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,328,215
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,330,920
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,292,576
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,246,464
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,216,050
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,357,500
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,778,200
Stockton Public Financing Authority. Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,605,720
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,750,000	1,276,083
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,288,123
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,324,796
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,363,173
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,113,220
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	721,154
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	981,633
Tustin Unified School District Rev., (Community Facilities District No. 07-1), VRDN, 0.05%, 12/2/13 (LOC: Bank of America N.A.)	6,985,000	6,985,000
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,001,290
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,750,675
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,500,450
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,076,020
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,935,000	3,442,608
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,296,500
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,645,381
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,300,550

University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,399,777
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(2)	1,000,000	1,004,340
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,207,929
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,642,675
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,785,094
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,492,768
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,054,960
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,143,781
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.08%, 12/4/13 (SBBPA: Citibank N.A.)	1,425,000	1,425,000
West Contra Costa Unified School District GO, 5.00%, 8/1/32	1,655,000	1,714,977
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,633,710
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,082,680
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,285,140
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,532,220

		1,202,886,867

GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,055,720
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,124,010

		2,179,730

PUERTO RICO — 1.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,509,050
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	824,130
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	217,164
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	3,761,901
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	3,695,320
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,595,460
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,000,000	2,168,340
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	681,090
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,465,470
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	1,000,000	918,990
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	254,676

		19,091,591

U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	515,815

Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	170,000	177,251
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	500,000	521,325
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	1,000,000	1,042,650

		2,257,041

TOTAL INVESTMENT SECURITIES — 99.1% (Cost $1,188,607,618)		1,226,415,229

OTHER ASSETS AND LIABILITIES — 0.9%		11,595,419

TOTAL NET ASSETS — 100.0%		$1,238,010,648

FUTURES CONTRACTS

Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
81 U.S. Treasury Long Bonds	March 2014	10,590,750	4,874

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
SPA	-	Standby Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $221,848.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,188,607,618
Gross tax appreciation of investments	$48,926,351
Gross tax depreciation of investments	(11,118,740)
Net tax appreciation (depreciation) of investments	$37,807,611

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2013

California Long-Term Tax-Free - Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
CALIFORNIA — 97.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,345,356
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,127,780
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	525,400
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	363,140
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,124,925
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,147,800
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,642,350
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	326,988
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.30%, 12/5/13	1,000,000	994,680
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,323,910
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 12/5/13	725,000	718,961
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,563,990
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,209,704
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.15%, 12/5/13	1,250,000	1,256,475
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,690,725
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	1,000,000	1,076,140
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	2,500,000	2,525,850
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,611,994
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,901,550
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,136,720
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,353,860
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,479,994
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,629,249
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	5,000,000	5,973,000

California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	3,912,837
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	1,000,000	1,173,220
California Economic Recovery GO, Series 2004 C4, VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,900,736
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,087,600
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,330,650
California Educational Facilities Authority Rev., (University of the Pacific), 5.25%, 11/1/14, Prerefunded at 100% of Par(2)	420,000	439,589
California Educational Facilities Authority Rev., (University of the Pacific), 5.25%, 5/1/34	1,580,000	1,627,321
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,101,020
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.85%, 12/5/13	2,455,000	2,458,953
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	1,250,000	1,440,363
California GO, 4.00%, 10/1/14	1,750,000	1,806,315
California GO, 5.00%, 9/1/15	4,560,000	4,937,294
California GO, 5.00%, 9/1/19	1,530,000	1,804,742
California GO, 5.00%, 2/1/27	3,000,000	3,280,680
California GO, 5.00%, 2/1/28	1,000,000	1,084,090
California GO, 5.25%, 9/1/32	2,000,000	2,144,480
California GO, 5.00%, 11/1/32	1,500,000	1,569,990
California GO, 6.50%, 4/1/33	5,000,000	5,944,050
California GO, 5.00%, 4/1/38	2,500,000	2,569,450
California GO, 6.00%, 4/1/38	2,500,000	2,839,600
California GO, 6.00%, 11/1/39	5,000,000	5,746,800
California GO, 5.50%, 3/1/40	3,000,000	3,244,950
California GO, 5.00%, 10/1/41(3)	2,000,000	2,036,220
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.04%, 12/2/13 (LOC: Citibank N.A.)	2,600,000	2,600,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.04%, 12/2/13 (LOC: Citibank N.A.)	1,100,000	1,100,000
California GO, Series 2005 B7, VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
California GO, Series 2012 B, VRN, 0.95%, 12/5/13	2,000,000	2,021,460
California GO, Series 2012 B, VRN, 1.05%, 12/5/13	800,000	810,664
California GO, Series 2012 B, VRN, 1.20%, 12/5/13	960,000	976,714
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	868,079
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,167,950
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,578,280
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,503,855
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,144,500

California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,665,064
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	5,000,000	5,570,900
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,109,270
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,093,640
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,176,260
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.50%, 8/15/20	1,000,000	1,202,860
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,717,560
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,062,400
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	488,350
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	182,318
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,000,000	960,300
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.04%, 12/2/13 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	347,438
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 12/2/13	1,000,000	996,950
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.03%, 12/2/13 (GA: Chevron Corp.)	800,000	800,000
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,064,700
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	737,532
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,181,620
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.04%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,181,620
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,874,529
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,084,900
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,422,160
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,852,830
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,178,658

California State Public Works Board Lease Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/38	1,500,000	1,502,085
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,038,420
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	500,650
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,051,690
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	961,344
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	3,780,000	3,748,626
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,377,024
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	1,330,000	1,349,139
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	398,299
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	411,116
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	650,286
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,534,394
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,000,000	1,049,070
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,233,080
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	409,048
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	430,208
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	436,724
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.80%, 1/15/20	1,000,000	1,010,710
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.85%, 1/15/23	1,750,000	1,759,222
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/24(1)	2,000,000	1,059,780
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/25(1)	7,000,000	3,465,070
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	1,500,000	1,511,550
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 0.00%, 1/15/32(1)	5,000,000	1,482,500
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	90,000	93,456
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	972,470
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	2,849,670
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	480,000	401,808
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,100,000	1,129,304

Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	623,160
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,134,530
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,013,720
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.04%, 12/2/13 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	320,000	311,981
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	719,137
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(4)	1,100,000	597,729
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,497,333
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,149,380
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	575,085
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,418,263
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,024,930
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,043,120
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,233,360
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,524,490
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,197,070
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	495,000	516,755
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 C, 5.00%, 7/1/24	1,000,000	1,152,060
Los Angeles Department of Water & Power Waterworks Rev., Series 2013 B, 5.00%, 7/1/34(5)	2,000,000	2,151,320
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	548,635
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	594,221
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,132,690
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,126,360
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,067,716
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,175,260
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,142,120
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,119,040
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,508,800
Los Angeles Wastewater System Rev., Series 2012 C, 5.00%, 6/1/26	1,000,000	1,129,210
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,000,000	1,226,000
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	2,884,238

Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,217,494
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.40%, 12/5/13	3,895,000	3,895,467
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,704,550
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,066,270
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,298,704
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,277,590
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,022,830
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	1,135,000	1,140,630
Oakland Unified School District Alameda County GO, (Election of 2012), 6.625%, 8/1/38	460,000	491,400
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,015,070
Oceanside Unified School District GO, Series 2012 C, 0.00%, 8/1/51(1)	3,995,000	371,815
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,036,980
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,122,360
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	512,680
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	721,508
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,323,809
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,036,490
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,211,460
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	964,440
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,626,825
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,035,000	1,127,871
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	422,169
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,004,750
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	662,356
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	570,000	500,568
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,115,680
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.71%, 12/2/13 (NATL-RE/FGIC)	1,500,000	1,139,205
Sacramento Power Authority Rev., 5.25%, 7/1/14 (Ambac)	2,000,000	2,055,180
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,133,480
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	2,855,000	3,530,036
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	7,400,000	5,928,066
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,476,347
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	579,380
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,508,295
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,009,060

San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,856,192
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,135,680
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,168,120
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	559,010
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	513,072
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/32(4)	5,000,000	1,682,400
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	131,430
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,450,750
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,178,186
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,239,989
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,047,230
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	538,590
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	714,188
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)	2,665,000	2,653,860
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	525,745
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,077,160
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	409,876
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	435,548
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,261,160
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.88%, 12/5/13	2,060,000	2,061,360
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,212,194
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	804,345
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,004,530
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,085,000	1,088,906
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	500,000	364,595
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,248,560
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,335,864
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	485,427
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,025,990

Tustin Unified School District Rev., (Community Facilities District No. 07-1), VRDN, 0.05%, 12/2/13 (LOC: Bank of America N.A.)	4,800,000	4,800,000
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,062,420
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,250,000	2,250,405
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,158,590
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,330,210
West Contra Costa Unified School District GO, 5.00%, 8/1/32	730,000	756,455
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	766,110

		351,794,270

GUAM — 0.9%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	936,576
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,159,546

		3,096,122

PUERTO RICO — 1.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,675,624
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	548,046
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	52,540
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	741,560
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	722,780
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	204,327
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,138,487
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	127,897

		5,211,261

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $344,620,668)		360,101,653

OTHER ASSETS AND LIABILITIES — 0.4%		1,420,809

TOTAL NET ASSETS — 100.0%		$361,522,462

FUTURES CONTRACTS

Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
24 U.S. Treasury Long Bonds	March 2014	3,138,000	1,444

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit

NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $76,358.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$344,620,668
Gross tax appreciation of investments	$18,355,179
Gross tax depreciation of investments	(2,874,194)
Net tax appreciation (depreciation) of investments	$15,480,985

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2013

California Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.4%
CALIFORNIA — 97.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.12%, 12/2/13 (LOC: Bank of America N.A.)	1,370,000	1,370,000
Alameda Public Financing Authority Rev., Series 2003 A, (Alameda Point Improvement Project), VRDN, 0.06%, 12/4/13 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	3,000,000	3,000,000
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	7,180,000	7,379,882
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.04%, 12/2/13 (LOC: Citibank N.A.)	700,000	700,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.14%, 12/5/13 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.11%, 12/5/13 (LOC: Rabobank Nederland N.V.)	1,350,000	1,350,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.10%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	2,720,000	2,720,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.10%, 12/5/13 (LOC: Bank of the West)	1,810,000	1,810,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.06%, 12/5/13 (LOC: First Republic Bank and FHLB)	3,845,000	3,845,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.06%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	6,600,000	6,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.13%, 12/5/13 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.08%, 12/5/13 (LOC: Comerica Bank)	4,000,000	4,000,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.09%, 12/5/13 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.16%, 12/5/13 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.11%, 12/4/13 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.07%, 12/5/13 (LOC: Bank of Stockton and FHLB)	3,945,000	3,945,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.07%, 12/5/13 (LOC: First Republic Bank and FHLB)	6,985,000	6,985,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.07%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	2,900,000	2,900,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.13%, 12/5/13 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)	4,670,000	4,670,000
California Statewide Communities Development Authority Rev., (Encanto Homes Apartments), VRDN, 0.05%, 12/5/13 (LOC: East West Bank and FHLB)	8,900,000	8,900,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.10%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.09%, 12/4/13 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	3,920,000	3,920,000

California Statewide Communities Development Authority COP, VRDN, 0.07%, 12/4/13 (LOC: Union Bank N.A.)	1,895,000	1,895,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.09%, 12/5/13 (LOC: Union Bank N.A.)	840,000	840,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.04%, 12/2/13 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	3,000,000	3,000,000
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.09%, 12/5/13 (LOC: Comerica Bank)	7,055,000	7,055,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.06%, 12/5/13 (LOC: Bank of the Sierra and FHLB)	7,980,000	7,980,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.07%, 12/5/13	9,850,000	9,850,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.10%, 12/5/13 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.14%, 12/5/13 (LOC: Bank of the West and California State Teacher's Retirement System)	6,930,000	6,930,000
East Bay Municipal Utility District Rev., Series 2009 A-2, VRN, 0.05%, 12/5/13	3,035,000	3,035,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.05%, 12/5/13	5,000,000	5,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2013 A, VRN, 0.07%, 12/5/13	6,000,000	6,000,000
Irvine Ranch Water District Rev., Series 2011 A1, VRN, 0.05%, 12/5/13	1,465,000	1,465,000
Irvine Ranch Water District Rev., Series 2011 A2, VRN, 0.05%, 12/5/13	3,905,000	3,905,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4003Z, VRDN, 0.06%, 12/5/13 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.13%, 12/5/13 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.14%, 12/4/13 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.05%, 12/5/13	3,020,000	3,020,000
Metropolitan Water District of Southern California Rev., Series 2013 E, VRN, 0.08%, 3/28/14	4,820,000	4,820,000
Metropolitan Water District of Southern California Rev., Series A1, VRN, 0.05%, 12/5/13	6,440,000	6,440,000
Pittsburg Public Financing Authority Rev., VRDN, 0.10%, 12/5/13 (LOC: Bank of the West)	2,920,000	2,920,000
Sacramento County Sanitation Districts Financing Authority Rev., 5.00%, 12/1/13	1,000,000	1,000,000
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.07%, 12/5/13 (LOC: JPMorgan Chase Bank N.A.)	3,400,000	3,400,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.10%, 12/5/13 (LOC: Citibank N.A.)	1,625,000	1,625,000
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/14	5,000,000	5,137,228
State of California Puttable Floating Options Rev., VRDN 0.12%, 12/1/13 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	10,000,000	10,098,723
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.09%, 12/5/13 (LOC: Union Bank N.A.)	2,170,000	2,170,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 12/5/13 (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.12%, 12/5/13 (SBBPA: JPMorgan Chase Bank N.A.)	8,240,000	8,240,000

Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.56%, 12/5/13 (LOC: BNP Paribas)	12,475,000	12,475,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.08%, 12/4/13 (SBBPA: Citibank N.A.)	9,500,000	9,500,000
TOTAL MUNICIPAL SECURITIES		229,710,833

COMMERCIAL PAPER(2) — 2.1%

San Diego County Water Authority 0.11%, 2/5/14	5,000,000	5,000,000

TOTAL INVESTMENT SECURITIES — 99.5%		234,710,833

OTHER ASSETS AND LIABILITIES — 0.5%		1,274,956

TOTAL NET ASSETS — 100.0%		$235,985,789

Notes to Schedule of Investments

AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $15,070,000, which represented 6.4% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$234,710,833

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 24, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 24, 2014